Notes Payable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Debt Disclosure [Abstract]
Current portion of Notes Payable		$ 5,000,000
Less: debt financing costs		(11,820)
Less: unearned discount		(111,212)
Plus: accretion of Loan Premium		824,242
Current portion of Notes Payable, net of financing costs, unearned premium and discount		$ 5,701,210